Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses
Consultants and directors fees	$ 111,500	$ 167,767	$ 127,833
Exploration and evaluation costs	2,583,405	1,820,673	1,609,121
General and administrative	17,013	17,780	16,476
Investor relations	1,093,021	865,808	988,025
Professional fees	132,139	144,396	87,168
Salaries, fees and benefits	234,800	200,000	188,021
Shareholder communications	125,844	196,546	763,095
Share-based payments	1,786,445	2,190,000	632,450
Loss before other items	(6,084,167)	(5,602,970)	(4,412,189)
Other income (expenses)
Interest income	168	212	156
Gain on option of exploration and evaluation assets		832,302
Other income (expenses)	30,966	(2,000)
Loss on foreign exchange	(2)	(15,850)
Unrealized loss on marketable securities	(549,946)	(66,899)
Flow-through recovery	717,679	185,872	200,961
Write-down of exploration and evaluation assets	(749,771)	(1,081,250)	(480,250)
Total other income (expense)	(550,906)	(147,613)	(279,133)
Net loss and comprehensive loss for the year	$ (6,635,073)	$ (5,750,583)	$ (4,691,322)
Loss per common share, basic (in Dollars per share)	$ (0.14)	$ (0.22)	$ (0.28)
Weighted average number of shares outstanding – basic (in Shares)	47,967,469	26,392,018	16,589,650